UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS LIFESTYLE SERIES,

INC.

LEGG MASON PARTNERS LIFESTYLE

HIGH GROWTH FUND

LEGG MASON PARTNERS LIFESTYLE

GROWTH FUND

LEGG MASON PARTNERS LIFESTYLE

BALANCED FUND

LEGG MASON PARTNERS LIFESTYLE

CONSERVATIVE FUND

LEGG MASON PARTNERS LIFESTYLE

INCOME FUND

FORM NQ

OCTOBER 31, 2006

Legg Mason Partners Lifestyle High Growth Fund

Schedules of Investments (unaudited)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.2%

1,474,789	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares*†	$176,547,028
3,499,842	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares†	42,978,064
9,364,800	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value Fund, Class Y Shares†	175,964,599
8,378,615	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares*†	202,678,708
4,364,012	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares†	69,038,677

	TOTAL INVESTMENTS IN UNDERDLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $ 477,477,225)	667,207,076

Face Amount
SHORT-TERM INVESTMENT — 1.0%

Repurchase Agreement — 1.0%
$6,553,000	Interest in $382,313,000 joint tri-party repurchase agreement dated 10/31/06 with Banc of America Securities LLC, 5.290% due 11/1/06; Proceeds at maturity- $6,553,963; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.375% due 7/23/07 to 5/15/19; Market value - $6,684,109) (Cost — $6,553,000)	6,553,000

	TOTAL INVESTMENTS — 100.2% (Cost — $484,030,225#)	673,760,076
	Liabilities in Excess of Other Assets — (0.2)%	(1,043,259)

	TOTAL NET ASSETS — 100.0%	$672,716,817

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Growth Fund

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.2%
582,735	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares*†	$69,759,150
12,526,479	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares†	153,825,160
7,712,640	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value Fund, Class Y Shares†	144,920,503
5,942,744	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares*†	143,754,979
3,686,551	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares†	58,321,243

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $464,403,587)	570,581,035

Face Amount
SHORT-TERM INVESTMENT — 0.9%
Repurchase Agreement — 0.9%
$4,985,000	Interest in $382,313,000 joint tri-party repurchase agreement dated 10/31/06 with Banc of America Securities LLC, 5.290% due 11/1/06; Proceeds at maturity- $4,985,733; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.375% due 7/23/07 to 5/15/19; Market value - $5,084,737) (Cost — $4,985,000)	4,985,000

	TOTAL INVESTMENTS — 100.1% (Cost — $469,388,587#)	575,566,035
	Liabilities in Excess of Other Assets — (0.1)%	(498,496)

	TOTAL NET ASSETS - 100.0%	$575,067,539

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Balanced Fund

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%

2,880,242	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares†	$45,680,643
13,741,367	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares†	168,743,981
2,702,934	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares†	45,382,256
2,446,772	Legg Mason Partners Investment Series - Legg Mason Partners Growth and Income Fund, Class Y Shares†	41,937,674
1,883,138	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares*†	45,553,108

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $312,441,184)	347,297,662

Face Amount
SHORT-TERM INVESTMENT — 0.5%

Repurchase Agreement — 0.5%
$1,785,000	Interest in $382,313,000 joint tri-party repurchase agreement dated 10/31/06 with Banc of America Securities LLC, 5.290% due 11/1/06; Proceeds at maturity- $1,785,262; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.375% due 7/23/07 to 5/15/19; Market value - $1,820,713) (Cost — $1,785,000)	1,785,000

	TOTAL INVESTMENTS — 100.1% (Cost — $314,226,184#)	349,082,662
	Liabilities in Excess of Other Assets — (0.1)%	(361,889)

	TOTAL NET ASSETS — 100.0%	$348,720,773

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Conservative Fund

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.1%

748,170	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares†	$11,865,971
5,987,391	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares†	73,525,167
318,892	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares†	5,354,193
624,080	Legg Mason Partners Investment Series - Legg Mason Partners Growth and Income Fund, Class Y Shares†	10,696,727
221,808	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares*†	5,365,533

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $102,178,551)	106,807,591

Face Amount
SHORT-TERM INVESTMENT — 0.7%

Repurchase Agreement — 0.7%
$769,000	Interest in $443,169,000 joint tri-party repurchase agreement dated 10/31/06 with Greenwich Capital Markets Inc., 5.280% due 11/1/06; Proceeds at maturity- $769,113; (Fully collateralized by various U.S. government agency obligations, 3.314% to 6.554% due 11/1/28 to 11/1/36; Market value - $784,385) (Cost — $769,000)	769,000

	TOTAL INVESTMENTS — 99.8% (Cost — $102,947,551#)	107,576,591
	Other Assets in Excess of Liabilities — 0.2%	180,800

	TOTAL NET ASSETS — 100.0%	$107,757,391

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Income Fund

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.2%

158,510	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares†	$2,513,971
2,147,299	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares†	26,368,828
	Legg Mason Partners Income Funds:
122,208	Legg Mason Partners Capital and Income Fund, Class Y Shares†	2,227,852
994,331	Legg Mason Partners Diversified Strategic Income Fund, Class Y Shares†	6,781,340
987,022	Legg Mason Partners High Income Fund, Class Y Shares†	6,741,360

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $46,553,220)	44,633,351

Face Amount
SHORT-TERM INVESTMENT — 0.4%

Repurchase Agreement — 0.4%
$202,000	Interest in $382,313,000 joint tri-party repurchase agreement dated 10/31/06 with Banc of America Securities LLC, 5.290% due 11/1/06; Proceeds at maturity- $202,030; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.375% due 7/23/07 to 5/15/19; Market value - $206,042) (Cost — $202,000)	202,000

	TOTAL INVESTMENTS — 99.6% (Cost — $46,755,220#)	44,835,351
	Other Assets in Excess of Liabilities — 0.4%	161,127

	TOTAL NET ASSETS — 100.0%	$44,996,478

†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Lifestyle High Growth Fund (“High Growth Fund”), Legg Mason Partners Lifestyle Growth Fund (“Growth Fund”), Legg Mason Partners Lifestyle Balanced Fund (“Balanced Fund”), Legg Mason Partners Lifestyle Conservative Fund (“Conservative Fund”) and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (formerly known as High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolios, respectively) (the “Funds”) are separate investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company and consists of these Funds. The Funds invest in other mutual funds (“Underlying Funds”) managed by Legg Mason Partners Fund Advisors, LLC and various sub-advisers which are wholly-owned subsidiaries of Legg Mason, Inc.

Effective December 29, 2006, the Funds’ names will change from High Growth Fund, Growth Fund, Balanced Fund and Conservative Fund to Legg Mason Partners Lifestyle Allocation 85% Legg Mason Partners Lifestyle Allocation 70%, Legg Mason Partners Lifestyle Allocation 50%, Legg Mason Partners and Lifestyle Allocation 30%, respectively.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Growth Fund	$190,568,524	$(838,673)	$189,729,851
Growth Fund	109,172,320	(2,994,872)	106,177,448
Balanced Fund	37,537,294	(2,680,816)	34,856,478
Conservative Fund	6,002,882	(1,373,842)	4,629,040
Income Fund	752,293	(2,672,162)	(1,919,869)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006